SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Additional Closings of the Additional Unit Private Placement

Subsequent to August 31, 2016, the Company completed additional closings of the Additional Unit Private Placement (as defined in Note 3), whereby the Company issued an aggregate of 135 units for 192,000 shares of common stock, 48,300 shares of its Series A-2 Convertible Preferred Stock (the “Series A-2 Preferred”), convertible into 483,000 shares of common stock, and five-year common stock purchase warrants to purchase 337,500 shares of common stock with an exercise price of $3.00 per share for aggregate gross proceeds of $1.35 million and net proceeds of approximately $1.23 million. The Company may issue shares of Series A-2 Preferred in lieu of issuing shares of common stock in the Additional Unit Private PLacement for the benefit of certain purchasers that would be deemed to have beneficial ownership in excess of 4.99% or 9.99%. Additionally, the company will issue an aggregate of 54,000 placement agent warrants in substantially the same form as the warrants issued to the investors in the Additional Unit Private Placement.

Research Collaboration

On September 29, 2016, the Company and Celgene Corporation (“Celgene”) entered into an amendment (the “Amendment”) to a previously executed pilot materials transfer agreement (the “Research Agreement”), to conduct a mutually agreed upon pilot research project (the “Pilot Project”). The Amendment provides for milestone payments to the Company of up to $973,482. Under the terms of the Research Agreement, Celgene will provide certain proprietary materials to the Company and the Company will evaluate Celgene’s proprietary materials in the Company’s metastatic cell line and animal nonclinical models. The milestone schedule calls for Celgene to pay the Company $486,741 upon execution of the Amendment, which the Company has received, and the balance in accordance with the completion of three (3) milestones to Celgene’s reasonable satisfaction. The term of the Research Agreement is one (1) year, unless extended by the parties. Either party may terminate the Research Agreement with thirty (30) days prior written notice.

Lease Agreement

Effective April 6, 2016, the Company entered into an amendment to the Boston Lease (the “Boston Lease Amendment”) whereby the Company extended the term by one year from September 1, 2016 to August 31, 2017. The basic rent payable under the Boston Lease Amendment is $17,164 per month plus additional monthly payments, including tax payments and operational and service costs.

Appointment of New Director

Effective as of April 25, 2016, Jerome B. Zeldis, M.D., Ph.D. was appointed to the Company’s Board and will serve as Vice Chairman of the Board. Dr. Zeldis is currently the chief medical officer of Celgene Corporation and the chief executive officer of Celgene Global Health. The Board has agreed to grant Dr. Zeldis an aggregate of 100,000 non-qualified stock options. The stock options shall provide for vesting as follows: (i) 50% or 50,000 shares shall vest as follows: (a) 16,668 shares on the first anniversary of the grant date, (b) 16,666 shares on the second anniversary of the grant date, and (c) 16,666 on the third anniversary of the grant date, and (ii) the remaining 50% or 50,000 shares shall vest upon the consummation of a business development or similar joint venture transaction with a strategic partner that contains a minimum upfront payment to the Company of at least $10 million within 18 months of appointment or October 25, 2017.  The stock options shall be granted on the date of closing of the Company’s next equity or equity-linked financing (the “Offering”) and provide for an exercise price equal to the effective price per share of the Offering, provided, however, in the event the closing price of the Company’s common stock on the grant date is greater than the effective price per share in the Offering, then the exercise price shall equal the closing price of the Company’s common stock on the grant date.

Consulting Services

Effective as of April 26, 2016, the Company entered into consulting agreement with a consultant to provide business advisory services, including public relations and market awareness for a two-month term (the “Services”). The Consultant will be issued 25,000 shares of restricted common stock for the Services and to settle $32,000 of accounts payable.

Common Stock and Warrant Financing

On May 26, 2016, the Company entered into a subscription agreement (the “Subscription Agreement”) with a number of accredited investors (collectively, the “Investors”) pursuant to which the Company may sell up a maximum of (the “Maximum Offering”) 500 units or $5,000,000, subject to increase of the Maximum Offering by up to 225 units or $2,250,000 (the “Over-Allotment”), with each unit consisting of (i) 5,000 shares of common stock, and (ii) and five-year warrants (the “Warrants”) to purchase 2,500 shares of common stock (the “Warrant Shares”), at a purchase price of $3.00 per share. The offering price is $10,000 per unit.

Pursuant to the initial closing of the private placement under the Subscription Agreement, the Company issued an aggregate of 200 units consisting of an aggregate of 100,000 shares of common stock and 50,000 Warrants for an aggregate purchase price of $200,000. After deducting placement agent fees and other offering expenses, the Company received net proceeds of approximately $162,000. Additionally, the Company will issue an aggregate of 10,000 placement agent warrants in substantially the same form as the Warrants.

Pursuant to a registration rights agreement entered into by the parties, the Company has agreed to file a registration statement with the SEC providing for the resale of the shares of common stock and the Warrant Shares issued pursuant to the private placement on or before the date which is ninety (90) days after the date of the final closing of the private placement.  The Company will use its commercially reasonable efforts to cause the registration statement to become effective within one hundred fifty (150) days from the filing date.